Financial Instruments and Fair Value Measurements - Schedule of Significant Unobservable Inputs in Discounted Cashflow (Details) - Discounted cashflow model [Member]	Dec. 31, 2024	Dec. 31, 2023
Cumulative net loss [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements Unobservable inputs rate	24.20%
Cumulative net loss [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements Unobservable inputs rate	19.30%	20.60%
Cumulative net loss [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements Unobservable inputs rate	33.20%	27.30%
Recoveries [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements Unobservable inputs rate	30.00%
Recoveries [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements Unobservable inputs rate	26.30%	12.70%
Recoveries [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements Unobservable inputs rate	47.20%	20.10%
Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements Unobservable inputs rate	14.50%	15.00%
Discount Rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements Unobservable inputs rate	17.00%
Discount Rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements Unobservable inputs rate	19.00%